Share-Based Payments - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 Tranche $ / shares $ / shares shares	Jun. 30, 2022 Tranche $ / shares shares	Jun. 30, 2021 $ / shares $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares	In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.	In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.
Description of vesting requirements of options issued	Options issued to employees generally vest based on performance or time conditions, or both. In the year ended June 30, 2022, senior executives were issued options that vest based on performance and time conditions. These options are required to satisfy certain pre-specified performance conditions and time-based vesting conditions prior to vesting. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met. For time-based vesting options, the first tranche typically vests 12 months after grant date, the second tranche 24 months after grant date, and the third tranche 36 months after grant date.	Options issued to employees generally vest based on performance or time conditions, or both. In the year ended June 30, 2022, senior executives were issued options that vest based on performance and time conditions. These options are required to satisfy certain pre-specified performance conditions and time-based vesting conditions prior to vesting. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met. For time-based vesting options, the first tranche typically vests 12 months after grant date, the second tranche 24 months after grant date, and the third tranche 36 months after grant date.
Percentage of premium attached with time based vesting condition options	10.00%	10.00%
Percentage of premium attached with performance based vesting condition options	0.00%	0.00%
Employee share option plan, maximum number of options available for issuance | shares	10,000,000	10,000,000
Weighted average remaining contractual life of outstanding share options and loan funded	4 years 1 month 28 days	4 years 1 month 28 days	4 years 5 months 26 days	4 years 5 months 26 days	4 years 9 months 14 days	4 years 9 months 14 days
Number of tranches	3	3
Option exercise term in connection with cessation of employment	60 days	60 days
Modification made to share based payment arrangements			no	no	no	no	no
Weighted average share purchase price, Granted No. (during the year) | $ / shares		$ 0.56		$ 1.42		$ 1.07
Dividend yield on shares underlying options	0.00%	0.00%
Closing share market price of ordinary share | $ / shares	$ 0.61	$ 0.61	$ 1.98	1.98	$ 3.25	3.25
Issues Granted Prior to July 1, 2015
Disclosure Of Sharebased Payment Arrangements [Line Items]
Expiry term of options	5 years	5 years
Issues Granted Since July 1, 2015
Disclosure Of Sharebased Payment Arrangements [Line Items]
Expiry term of options	7 years	7 years
Tranche One
Disclosure Of Sharebased Payment Arrangements [Line Items]
Tranche vesting term	1 year	1 year
Tranche One | Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	1	1
Tranche Two
Disclosure Of Sharebased Payment Arrangements [Line Items]
Tranche vesting term	2 years	2 years
Tranche Two | Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	2	2
Tranche Three
Disclosure Of Sharebased Payment Arrangements [Line Items]
Tranche vesting term	3 years	3 years
Tranche Three | Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	3	3
Series INC
Disclosure Of Sharebased Payment Arrangements [Line Items]
Options conversion ratio	63.978	63.978
Options vested on acquisition date	Dec. 07, 2010	Dec. 07, 2010
Series 31b
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	2	2
Series 36(a&b) | Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	2	2
Series 36(a&b) | Top of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	3	3
49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of vesting requirements of options issued	Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.	Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.
49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c | Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches prior to vesting	2	2
49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c | Top of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches prior to vesting	3	3
Series 38a, 40a, 57 & 66
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	1	1
Series 39a | Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	1	1
Series 39a | Top of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	2	2
Series 51 & 75
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	2	2
Series 55
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	5	5
Series 63a
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of vesting requirements of options issued	Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.	Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.
Series 63a | Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	3	3
Series 63a | Top of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	8	8
Series 64a
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of vesting requirements of options issued	Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.	Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.
Tranche Five | Top of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date	5	5
AUD
Disclosure Of Sharebased Payment Arrangements [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 1.82		$ 4.42		$ 3.47
Weighted average share purchase price, Granted No. (during the year) | $ / shares	$ 1.77		$ 3.56		$ 1.57
AUD | Series 31b
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares					12-May-15	12-May-15
AUD | Series 39a
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares	13-Oct-17	13-Oct-17	13-Oct-17	13-Oct-17	13-Oct-17	13-Oct-17
AUD | Series 55
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares	29-May-19	29-May-19	29-May-19	29-May-19	29-May-19	29-May-19
AUD | Series 63a
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares	18-May-20	18-May-20	18-May-20	18-May-20
AUD | Series 64a
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares	16-Jul-20	16-Jul-20	16-Jul-20	16-Jul-20